UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TQGEX Integrated Global Equity
Fund –
.
TQGIX Integrated Global Equity
Fund–
.
I  Class
(Formerly T. Rowe Price QM Global Equity Fund)

T. ROWE PRICE Integrated Global Equity Fund
HIGHLIGHTS
Stocks in developed and emerging countries produced strong gains in 2023.
Your fund surpassed its benchmark, the MSCI All Country World Index Net, and the Lipper Global Multi-Cap Core Funds Index.
The fund outperformed its MSCI benchmark due to stock selection, particularly in the industrials and business services, energy, and utilities sectors. However, stock choices in the communication services and consumer discretionary sectors worked against us. Underweight allocations to information technology and communication services also detracted.
The fund’s sector allocations at the end of 2023 were somewhat similar to those of the MSCI index. We expect that most of the fund’s performance will be driven by stock selection decisions stemming from our multifactor ranking process.
If the lagged effect of U.S. interest rate increases has still not completely affected the economy, we could see a period of disappointing earnings relative to current expectations. In non-U.S. markets, equity valuations are attractive on a relative basis, but the macro backdrop remains concerning as monetary policies in many countries remain restrictive.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Integrated Global Equity Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Integrated Global Equity Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Integrated Global Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Stocks in developed and emerging countries produced strong gains in 2023, as global markets rebounded from poor performance in 2022. Your fund returned
23.68% for the year and surpassed its benchmark, the MSCI All Country
World Index Net. The fund outperformed the Lipper Global Multi-Cap Core
Funds Index by a wider margin. (Performance for the fund’s I Class shares will vary due to a different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The fund outperformed its
MSCI benchmark due to
stock selection, particularly
in the industrials and
business services, energy,
and utilities sectors.
However, stock choices in
the communication services
and consumer discretionary
sectors worked against us.
Underweight allocations
to the top-performing information technology and communication services sectors also detracted from our performance versus the benchmark.
In the industrials and business services sector, our stake in UK aerospace and defense company Rolls-Royce surged as its business rebounded from the coronavirus pandemic. Also, around midyear, management raised its full-year profit forecast well above market estimates, the latest sign of an extensive turnaround under a new chief executive who started in January. Our position in GE (General Electric) also made a strong contribution to relative performance. The company made progress in streamlining its businesses and benefited from a better-than-expected recovery in the aviation industry,
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Integrated Global Equity
Fund –
.
9.63% 23.68%
Integrated Global Equity
Fund–
.
I  Class 9.68 23.84
MSCI All Country World
Index Net 7.26 22.20
Lipper Global Multi-Cap
Core Funds Index 6.60 19.12

T. ROWE PRICE Integrated Global Equity Fund

improvement in its renewables segment, and positive sentiment following the spinoff of its health care business early in 2023. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Among energy stocks, not owning U.S. energy giants Chevron and ExxonMobil helped relative performance. Both stocks sagged in part due to sizable acquisitions announced in the latter part of the year. However, our position in
Petroleo Brasileiro (Petrobras), which is Brazil’s largest integrated oil company, produced strong gains, as did Marathon Petroleum, which operates the largest refining system in the U.S. and markets its products at branded retail outlets throughout the country. Marathon also has a substantial midstream business.
Utilities stocks in the U.S. struggled somewhat amid rising interest rates for much of 2023. However, several of our overseas utilities holdings produced excellent returns, such as Enel SpA, which is based in Italy and, through its subsidiaries, engages in the development of electricity, gas, and renewable energy. Two Indian companies also performed very well. NTPC, the largest thermal utility in India, benefited from strong earnings growth. Also, Power
Grid Corporation of India did well as the company, which has an attractive return on equity and dividend yield, is enabling a transition to renewable sources of electricity.
On the other hand, our communication services stock selection hurt relative performance. Our investment in Facebook’s parent Meta Platforms produced outsized returns. However, our underweight versus the benchmark reduced our potential gains. Also, our stake in Chinese internet company Tencent Holdings performed poorly. The company was hurt in part by a sluggish Chinese economy and tightening of U.S. restrictions on certain technology exports to
China. As mentioned earlier, underweighting the communication services sector and the technology sector—both of which produced robust returns in part due to growing investor interest in artificial intelligence —also detracted from relative performance.
In the consumer discretionary sector, our stakes in electric vehicle maker Tesla and online shopping giant Amazon.com produced excellent returns in absolute terms. However, our underweights versus the MSCI benchmark reduced the potential benefit to the portfolio. Also, our positions in auto parts retailers
AutoZone and O’Reilly Automotive, which were strong outperformers in 2022’s challenging stock market, rose modestly in 2023 and lagged the sector.

T. ROWE PRICE Integrated Global Equity Fund

How is the fund positioned?
As shown in the Sector Diversification table, the fund’s sector allocations at the end of December were somewhat similar to those of the MSCI index. The most notable differences were underweights in the consumer discretionary and information technology sectors and overweights in financials and industrials and business services. We expect that most of the fund’s performance will be driven by stock selection decisions stemming from our multifactor ranking process, though we may make sector or country bets when we perceive opportunities to add value. To help us control risk, we limit the size of any sector or regional bets.
Another means of managing
risk is broad diversification.
The portfolio held close to
300 securities at year-end,
and only seven of them, as
shown in the Twenty-Five
Largest Holdings table on
page 10, represented 1.0% or
more of the fund’s assets. We
tend to have larger positions
in established industry
leaders with strong cash flows
that can be used to grow
their businesses or returned
to shareholders via dividends
and stock buybacks. In
contrast, we tend to have
smaller positions in higher-
risk companies. We believe
managing our position sizes
also helps us control risks.
Over the last year, we made various portfolio changes in response to changing rankings among current and prospective holdings. For example, we added stocks from a variety of sectors and industries, including U.S. freight railroad
CSX, German industrial company Siemens, South Korea’s Samsung Electronics, and UK-based global banking giant HSBC Holdings.
SECTOR DIVERSIFICATION
As of 12/31/23
Integrated
Global Equity
Fund
MSCI All
Country
World
Index Net
Information Technology 21.6% 22.8%
Financials 17.3 15.9
Industrials and Business
Services 12.1 10.8
Health Care 10.9 11.2
Consumer Discretionary 9.2 11.1
Consumer Staples 7.7 6.8
Communication Services 6.9 7.3
Energy 4.7 4.5
Materials 4.4 4.5
Real Estate 2.2 2.4
Utilities 2.0 2.7
Other and Reserves 1.0 0.0
Total 100.0% 100.0%

T. ROWE PRICE Integrated Global Equity Fund

On the other hand, we eliminated a number of companies, such as financial software company Intuit; Bank of America; Prologis, a real estate investment trust that owns a large amount of industrial distribution space in top logistics markets; pharmaceutical and consumer health care products company Johnson
& Johnson; European luxury goods maker LVMH; and European aerospace and defense giant Airbus.
At the end of December, more than 63% of the fund’s assets were in North
America, primarily in the U.S. Europe accounted for 16%, while Japan and other Asian markets also represented about 16%. The remainder were invested in other regions of the world. After the U.S., our largest country allocations were Japan, the UK, Canada, France, and China. We had investments in more than 30 countries, and our country allocations, in many cases, were fairly close to those of the benchmark.
What is portfolio management’s outlook?
The U.S. economy has been growing at a healthy pace, and unemployment is low. Inflation has steadily declined and is in the low 3% range. The Fed signaled in mid-December that policymakers might start cutting rates in 2024. Though the Fed’s dot plot indicated three rate cuts in 2024, the market seems to be pricing in a larger number of rate cuts. This led to a roughly 100-basis-point decline in intermediate- to long-term rates during the fourth quarter. The result was a broad-based rally in stocks, with very high returns for riskier and lower-
quality stocks. There is evidence of a slowdown in manufacturing industries and in some service areas, but the market does not seem to be pricing in a recession. If the lagged effect of rate increases has still not completely affected the economy, we could see a period of disappointing earnings relative to current expectations. Oil prices have declined recently as supply from U.S.
producers has been robust, which negated the production cuts agreed to by
OPEC and other oil-producing nations. A decline in long-term interest rates and mortgage rates might result in an economic acceleration in future quarters.
In non-U.S. markets, equity valuations are attractive on a relative basis.
However, the macroeconomic backdrop remains concerning as monetary policies in many countries remain restrictive. In Europe and the UK, inflation remains elevated, but it seems to be moderating. The labor markets have been resilient, but with economic growth slowing, the major central banks may be finished raising interest rates. In Japan, equity valuations remain very attractive, as monetary policy remains highly stimulative, corporate governance continues to gradually improve, and the economy is benefiting from an uptick in inflation. However, yen weakness has been weighing on market returns, and earnings expectations may be a bit high. In emerging markets, most countries

T. ROWE PRICE Integrated Global Equity Fund

have finished or are nearly finished tightening monetary policy. One major exception is China, where stimulus efforts are likely to continue, as consumer and business confidence are fragile and distress in the property market continues to weigh on economic activity.
While the investment landscape has dramatically changed due to elevated inflation and monetary tightening around the world and volatility since the beginning of the pandemic has been extraordinary at times, we can assure you that our long-standing investment strategy and stock selection process remain the same. We continue to look for high-quality stocks of companies of all sizes—in both developed and emerging markets—with favorable attributes. We believe that such companies will persevere through challenging economic and financial conditions and distinguish themselves over time with strong operating and share price performance relative to lower-quality businesses. We are grateful for your continued confidence in our investment management abilities.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Integrated Global Equity Fund

Risks of Investing in the Fund
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.
The fund’s focus on large and medium-sized companies subjects the fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium-sized companies, its share price could be more volatile than that of a fund that invests only in large companies. Medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S.
dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.
The fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the adviser may not be successful in selecting companies for investment or determining the weighting of particular stocks in the fund’s portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

T. ROWE PRICE Integrated Global Equity Fund

BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

T. ROWE PRICE Integrated Global Equity Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Microsoft 4.2%
Apple 3.9
Alphabet 2.7
Amazon.com 1.3
NVIDIA 1.2
Eli Lilly 1.0
Taiwan Semiconductor Manufacturing 1.0
Visa 0.9
Adobe 0.9
Mastercard 0.9
Procter & Gamble 0.8
AbbVie 0.8
Novo Nordisk 0.7
Wells Fargo 0.7
Accenture 0.7
Synopsys 0.7
Salesforce 0.7
Home Depot 0.7
ASML Holding 0.6
Merck 0.6
Samsung Electronics 0.6
Philip Morris International 0.6
Cadence Design Systems 0.6
Meta Platforms 0.6
CSX 0.6
Total 28.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Integrated Global Equity Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTEGRATED GLOBAL EQUITY FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table on the next page.
*The Lipper data are as of 4/30/16.

T. ROWE PRICE Integrated Global Equity Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years
Since
Inception
4/15/16
Integrated Global Equity Fund –
.
23.68% 12.56% 10.28%
Integrated Global Equity Fund–
.
I  Class 23.84 12.73 10.42
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Integrated Global Equity Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Integrated Global Equity Fund 2.19%
Integrated Global Equity Fund–I Class 2.21
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Integrated Global Equity Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INTEGRATED GLOBAL EQUITY FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,096.30 $3.91
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.48   3.77
I Class
Actual   1,000.00   1,096.80   3.12
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.23   3.01
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.74%, and
the
3
I Class was 0.59%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Integrated Global Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 13.18 $ 19.21 $ 16.18 $ 14.16 $ 11.25
Investment activities
Net investment income
(1)(2)
0.21 0.31 0.12 0.14 0.20
Net realized and unrealized gain/
loss 2.90 (3.59) 3.06 2.03 2.91
Total from investment activities 3.11 (3.28) 3.18 2.17 3.11
Distributions
Net investment income (0.22) (0.34) (0.12) (0.14) (0.20)
Net realized gain (0.24) (2.41) (0.03) (0.01) —
Total distributions (0.46) (2.75) (0.15) (0.15) (0.20)
NET ASSET VALUE
End of period $ 15.83 $ 13.18 $ 19.21 $ 16.18 $ 14.16
Ratios/Supplemental Data
Total return
(2)(3)
23.68% (17.08)% 19.65% 15.34% 27.66%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.90% 2.18% 1.77% 2.05% 2.09%
Net expenses after waivers/
payments by Price Associates 0.75% 0.73% 0.76% 0.74% 0.74%
Net investment income 1.47% 1.83% 0.67% 1.04% 1.54%
Portfolio turnover rate 44.7% 102.9% 25.6% 32.5% 15.5%
Net assets, end of period (in
thousands) $16,554 $12,547 $30,478 $22,638 $20,061
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated Global Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 13.16 $ 19.25 $ 16.20 $ 14.16 $ 11.23
Investment activities
Net investment income
(1)(2)
0.24 0.37 0.15 0.16 0.22
Net realized and unrealized gain/
loss 2.89 (3.64) 3.07 2.03 2.91
Total from investment activities 3.13 (3.27) 3.22 2.19 3.13
Distributions
Net investment income (0.24) (0.41) (0.14) (0.14) (0.20)
Net realized gain (0.24) (2.41) (0.03) (0.01) —
Total distributions (0.48) (2.82) (0.17) (0.15) (0.20)
NET ASSET VALUE
End of period $ 15.81 $ 13.16 $ 19.25 $ 16.20 $ 14.16
Ratios/Supplemental Data
Total return
(2)(3)
23.84% (16.98)% 19.88% 15.49% 27.89%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.70% 2.21% 1.72% 1.97% 2.00%
Net expenses after waivers/
payments by Price Associates 0.59% 0.58% 0.60% 0.60% 0.59%
Net investment income 1.64% 2.30% 0.84% 1.16% 1.70%
Portfolio turnover rate 44.7% 102.9% 25.6% 32.5% 15.5%
Net assets, end of period (in
thousands) $17,078 $11,558 $1,268 $791 $1,158
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated Global Equity Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.7%
Common Stocks 1.7%
Ampol  2,064 51
BlueScope Steel  3,397 54
Brambles  6,859 64
Computershare  4,107 68
Northern Star Resources  5,070 47
Pilbara Minerals  28,491 77
Qantas Airways  (1) 9,858 36
QBE Insurance Group  5,621 57
Santos  11,938 62
Telstra  25,194 68
Total Australia (Cost
$549
)
584
AUSTRIA 0.2%
Common Stocks 0.2%
voestalpine  1,997 63
Total Austria (Cost
$60
)
63
BRAZIL 1.0%
Common Stocks 1.0%
Banco Bradesco  21,789 69
Petroleo Brasileiro  15,844 126
Suzano  5,914 67
Vale  4,992 79
Total Brazil (Cost
$277
)
341
CANADA 3.6%
Common Stocks 3.6%
ARC Resources  (2) 6,334 94
Canadian Tire, Class A  556 59
Constellation Software  76 188
Constellation Software, Warrants, 3/31/40  (1)(3) 76 —
Descartes Systems Group  (1) 807 68
Fairfax Financial Holdings  109 101
George Weston  375 47
Granite Real Estate Investment Trust  (2) 1,222 70
Loblaw  918 89
Parkland  2,589 83

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Suncor Energy  3,609 116
TFI International  1,212 165
Toromont Industries  369 32
West Fraser Timber  1,220 104
Total Canada (Cost
$975
)
1,216
CHILE 0.1%
Common Stocks 0.1%
Banco de Chile  397,241 47
Total Chile (Cost
$40
)
47
CHINA 3.1%
Common Stocks 2.7%
Alibaba Group Holding, ADR (USD)  1,404 109
China Coal Energy, Class H (HKD)  33,000 30
China Construction Bank, Class H (HKD)  126,000 75
China Overseas Property Holdings (HKD)  60,000 45
COSCO SHIPPING Holdings, Class H (HKD)  27,000 27
Industrial & Commercial Bank of China, Class H (HKD)  136,000 66
JOYY, ADR (USD)  2,362 94
Lenovo Group (HKD)  60,000 84
PDD Holdings, ADR (USD)  (1) 851 124
Sunny Optical Technology Group (HKD)  2,800 25
Tencent Holdings (HKD)  3,700 140
Tingyi Cayman Islands Holding (HKD)  16,000 20
Tsingtao Brewery, Class H (HKD)  2,000 13
Vipshop Holdings, ADR (USD)  (1) 3,758 67
919
Common Stocks - China A Shares 0.4%
Focus Media Information Technology, A Shares (CNH)  47,400 42
Shanxi Lu'an Environmental Energy Development, A Shares
(CNH)  10,500 33
Yifeng Pharmacy Chain, A Shares (CNH)  8,280 47
122
Total China (Cost
$1,024
)
1,041
DENMARK 0.9%
Common Stocks 0.9%
Genmab  (1) 162 51

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Novo Nordisk, Class B  2,429 252
Total Denmark (Cost
$207
)
303
EGYPT 0.5%
Common Stocks 0.5%
Commercial International Bank - Egypt  33,771 80
Eastern  84,148 76
Total Egypt (Cost
$109
)
156
FRANCE 3.3%
Common Stocks 3.3%
ArcelorMittal  2,074 59
AXA  3,581 117
Capgemini  436 91
Dassault Aviation  356 71
Edenred  809 48
EssilorLuxottica  333 67
Eurazeo  820 65
Eurofins Scientific  1,311 86
Legrand  771 80
Thales  446 66
TotalEnergies  2,526 172
Verallia  2,006 77
Vinci  747 94
Total France (Cost
$924
)
1,093
GERMANY 1.3%
Common Stocks 1.3%
Deutsche Telekom  4,304 103
Munich Re  307 127
Scout24  959 68
Siemens  819 154
Total Germany (Cost
$361
)
452
GREECE 0.2%
Common Stocks 0.2%
Eurobank Ergasias Services & Holdings  (1) 44,333 79
Total Greece (Cost
$43
)
79

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 0.2%
Common Stocks 0.2%
HKT Trust & HKT  47,000 56
Total Hong Kong (Cost
$60
)
56
HUNGARY 0.2%
Common Stocks 0.2%
OTP Bank  1,553 71
Total Hungary (Cost
$65
)
71
INDIA 1.2%
Common Stocks 1.2%
Infosys  2,496 46
NTPC  24,380 91
Power Grid Corp. of India  36,141 103
Shriram Finance  2,668 66
Tata Motors  8,352 78
Vedanta  6,548 20
Total India (Cost
$336
)
404
INDONESIA 0.8%
Common Stocks 0.8%
Astra International  184,000 67
Bank Central Asia  112,200 69
Bank Mandiri Persero  179,100 70
Sumber Alfaria Trijaya  247,300 47
Total Indonesia (Cost
$249
)
253
ISRAEL 0.2%
Common Stocks 0.2%
Mizrahi Tefahot Bank  1,828 71
Total Israel (Cost
$51
)
71
ITALY 1.3%
Common Stocks 1.3%
Enel  14,033 105

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Intesa Sanpaolo  32,931 96
Stellantis  5,053 118
UniCredit  3,817 104
Total Italy (Cost
$329
)
423
JAPAN 5.2%
Common Stocks 5.2%
AGC  (2) 1,300 48
Asahi Group Holdings  (2) 1,500 56
Asics  2,600 81
Astellas Pharma  5,600 67
Fast Retailing  400 99
Hikari Tsushin  600 99
Inpex  (2) 5,200 70
LY  22,700 80
MatsukiyoCocokara  3,600 64
Mitsui Fudosan  3,900 95
Mizuho Financial Group  2,800 48
Nippon Steel  3,900 89
Nomura Research Institute  2,700 78
Panasonic Holdings  9,500 94
Persol Holdings  49,200 84
Recruit Holdings  2,000 84
Ryohin Keikaku  4,900 82
Seven & i Holdings  1,300 51
SUMCO  2,700 40
Sumitomo  3,000 65
Sumitomo Mitsui Financial Group  1,100 53
Suntory Beverage & Food  (2) 2,000 66
Takeda Pharmaceutical  1,500 43
Tokyo Electron  600 107
Total Japan (Cost
$1,557
)
1,743
MEXICO 0.6%
Common Stocks 0.6%
Grupo Mexico, Series B  17,047 94
Orbia Advance  16,729 37
Wal-Mart de Mexico  15,183 64
Total Mexico (Cost
$167
)
195

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.2%
Common Stocks 2.2%
Adyen  (1) 42 54
ASML Holding (USD)  280 212
BE Semiconductor Industries  1,254 189
Coca-Cola European Partners (USD)  1,009 67
Koninklijke Ahold Delhaize  2,197 63
Koninklijke KPN  14,912 52
Universal Music Group  3,520 101
Total Netherlands (Cost
$585
)
738
NORWAY 0.3%
Common Stocks 0.3%
DNB Bank  4,687 100
Total Norway (Cost
$90
)
100
PHILIPPINES 0.6%
Common Stocks 0.6%
BDO Unibank  35,592 84
Jollibee Foods  11,520 52
SM Investments  4,260 67
Total Philippines (Cost
$184
)
203
PORTUGAL 0.5%
Common Stocks 0.5%
Galp Energia  6,799 100
Jeronimo Martins  2,530 64
Total Portugal (Cost
$138
)
164
QATAR 0.2%
Common Stocks 0.2%
Qatar National Bank  17,771 78
Total Qatar (Cost
$74
)
78

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.3%
Common Stocks 0.3%
DBS Group Holdings  3,800 96
Total Singapore (Cost
$91
)
96
SOUTH AFRICA 0.5%
Common Stocks 0.5%
Exxaro Resources  2,177 24
Kumba Iron Ore  1,343 45
MTN Group  4,604 29
Woolworths Holdings  19,864 78
Total South Africa (Cost
$180
)
176
SOUTH KOREA 1.2%
Common Stocks 1.2%
Kia  1,040 81
LG Innotek  236 44
Samsung Electronics  3,482 211
Samsung Fire & Marine Insurance  404 82
Total South Korea (Cost
$362
)
418
SPAIN 0.6%
Common Stocks 0.6%
Amadeus IT Group  1,750 126
Banco Santander  22,068 92
Total Spain (Cost
$182
)
218
SWEDEN 0.2%
Common Stocks 0.2%
Assa Abloy, Class B  1,931 56
Total Sweden (Cost
$47
)
56
SWITZERLAND 0.3%
Common Stocks 0.3%
Partners Group Holding  73 106
Total Switzerland (Cost
$88
)
106

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 1.4%
Common Stocks 1.4%
Chailease Holding  10,763 68
Evergreen Marine Corp. Taiwan  8,200 38
Realtek Semiconductor  3,000 46
Taiwan Semiconductor Manufacturing  17,000 326
Total Taiwan (Cost
$279
)
478
THAILAND 0.3%
Common Stocks 0.3%
Bangkok Dusit Medical Services, Class F  46,800 38
Bumrungrad Hospital  10,100 66
Total Thailand (Cost
$98
)
104
TÜRKIYE 0.2%
Common Stocks 0.2%
BIM Birlesik Magazalar  5,683 58
Total Türkiye (Cost
$35
)
58
UNITED ARAB EMIRATES 0.2%
Common Stocks 0.2%
First Abu Dhabi Bank  15,718 60
Total United Arab Emirates (Cost
$57
)
60
UNITED KINGDOM 4.4%
Common Stocks 4.4%
3i Group  2,422 75
Auto Trader Group  12,122 111
Barclays  47,603 93
Bunzl  2,563 104
Compass Group  2,277 62
CRH  1,154 80
HSBC Holdings  19,253 156
Imperial Brands  3,855 89
Informa  8,268 82
InterContinental Hotels Group  1,291 116
Next  1,042 108
Rolls-Royce Holdings  (1) 47,489 181

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Tesco  15,089 56
Unilever  2,256 109
Wise, Class A  (1) 6,610 74
Total United Kingdom (Cost
$1,225
)
1,496
UNITED STATES 60.0%
Common Stocks 60.0%
3M  773 85
Abbott Laboratories  1,616 178
AbbVie  1,658 257
Accenture, Class A  669 235
Adobe  (1) 488 291
Alphabet, Class A  (1) 6,404 895
Amazon.com  (1) 2,941 447
American International Group  2,244 152
Ameriprise Financial  250 95
AMETEK  391 65
Apple  6,770 1,303
Arch Capital Group  (1) 1,145 85
Autodesk  (1) 521 127
AutoZone  (1) 66 171
AvalonBay Communities, REIT  225 42
Baker Hughes  5,085 174
Bank of New York Mellon  2,427 126
Bath & Body Works  2,187 94
Baxter International  1,281 50
Becton Dickinson & Company  446 109
Booking Holdings  (1) 19 67
Broadcom  66 74
Cadence Design Systems  (1) 710 193
Cardinal Health  1,049 106
Carrier Global  2,469 142
Cencora  (2) 412 85
Centene  (1) 756 56
CF Industries Holdings  953 76
Charles Schwab  1,925 132
Chubb  469 106
Cigna Group  535 160
Citigroup  2,586 133
Coca-Cola  3,150 186
Cognizant Technology Solutions, Class A  1,191 90
Colgate-Palmolive  2,037 162
CSX  5,465 190
Cummins  427 102

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Darling Ingredients  (1) 624 31
DocuSign  (1) 1,562 93
Dominion Energy  1,324 62
Elevance Health  264 125
Eli Lilly  562 328
Equitable Holdings  (2) 4,556 152
Equity Residential, REIT  1,324 81
Fair Isaac  (1) 80 93
FedEx  393 99
Ferguson (GBP)  260 50
Fifth Third Bancorp  3,774 130
FirstEnergy  1,493 55
Fiserv  (1) 1,136 151
FleetCor Technologies  (1) 652 184
Gaming & Leisure Properties, REIT  2,192 108
Gen Digital  3,565 81
General Dynamics  579 150
General Electric  1,389 177
Global Payments  1,056 134
GoDaddy, Class A  (1) 1,293 137
Halliburton  3,260 118
Hartford Financial Services Group  (2) 1,741 140
HCA Healthcare  488 132
Hilton Worldwide Holdings  600 109
Hologic  (1) 1,686 121
Home Depot  649 225
Honeywell International  680 143
Humana  256 117
Huntington Ingalls Industries  325 84
International Paper  1,188 43
Iron Mountain, REIT  1,599 112
JPMorgan Chase  585 100
Keurig Dr Pepper  2,468 82
Kimberly-Clark  497 60
KLA  285 166
L3Harris Technologies  624 131
Leidos Holdings  534 58
LPL Financial Holdings  265 60
Marathon Petroleum  1,141 169
Marsh & McLennan  521 99
Mastercard, Class A  671 286
McKesson  186 86
Medtronic  1,388 114
Merck  1,941 212
Meta Platforms, Class A  (1) 540 191
MetLife  577 38

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
MGM Resorts International  2,015 90
Microsoft  3,765 1,416
Molina Healthcare  (1) 186 67
Mondelez International, Class A  1,692 123
Morgan Stanley  1,763 164
News, Class A  4,213 103
Norfolk Southern  323 76
Nucor  399 69
NVIDIA  (2) 793 393
NVR  (1) 10 70
O'Reilly Automotive  (1) 132 125
Otis Worldwide  1,408 126
Packaging Corp. of America  437 71
Parker-Hannifin  355 164
PepsiCo  804 137
PG&E  5,084 92
Philip Morris International  2,084 196
PPL  2,723 74
Procter & Gamble  1,847 271
PTC  (1) 721 126
Public Storage, REIT  226 69
QUALCOMM  1,303 188
Reliance Steel & Aluminum  354 99
ResMed  373 64
Roper Technologies  234 128
Ross Stores  638 88
Salesforce  (1)(2) 862 227
Skyworks Solutions  697 78
SS&C Technologies Holdings  1,622 99
Stanley Black & Decker  750 74
Synopsys  (1) 449 231
T-Mobile U.S.  618 99
Targa Resources  1,314 114
Tesla  (1) 323 80
Textron  2,075 167
Thermo Fisher Scientific  350 186
UnitedHealth Group  191 101
Valero Energy  432 56
Ventas, REIT  644 32
Viatris  8,334 90
Visa, Class A  1,199 312
Vistra  2,139 82
Walmart  1,198 189
Wells Fargo  4,830 238
Westrock  2,948 122
Weyerhaeuser, REIT  2,830 98

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Zimmer Biomet Holdings  663 81
Zoetis  850 168
Total United States (Cost
$13,911
)
20,171
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 479,922 480
Total Short-Term Investments (Cost $480) 480
SECURITIES LENDING COLLATERAL 2.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 864,738 865
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 865
Total Securities Lending Collateral (Cost $865) 865
Total Investments in Securities
103.0% of Net Assets
(Cost $26,354) $ 34,656
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2023.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
GBP British Pound
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 9++
Totals $ —# $ — $ 9+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 271  ¤   ¤ $ 1,345
Total $ 1,345^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $9 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,345.

T. ROWE PRICE Integrated Global Equity Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $26,354) $ 34,656
Receivable for shares sold 108
Foreign currency (cost $46) 46
Dividends receivable 39
Due from affiliates 13
Other assets 40
Total assets 34,902
Liabilities
Obligation to return securities lending collateral 865
Payable for investment securities purchased 344
Investment management fees payable 15
Payable for shares redeemed 2
Other liabilities 44
Total liabilities 1,270
NET ASSETS $ 33,632
Net Assets Consist of:
Total distributable earnings (loss) $ 8,510
Paid-in capital applicable to 2,125,934 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 25,122
NET ASSETS $ 33,632
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $16,554; Shares outstanding: 1,045,937) $ 15.83
I Class
(Net assets: $17,078; Shares outstanding: 1,079,997) $ 15.81

T. ROWE PRICE Integrated Global Equity Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $49) $ 624
Securities lending 3
Total income 627
Expenses
Investment management 151
Shareholder servicing
Investor Class $ 25
I Class 3 28
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 7
I Class 4 11
Custody and accounting 185
Registration 71
Legal and audit 41
Miscellaneous 19
Waived / paid by Price Associates (318)
Total expenses 189
Net investment income 438

T. ROWE PRICE Integrated Global Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,002
Foreign currency transactions (3)
Net realized gain 999
Change in net unrealized gain / loss
Securities 4,596
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss 4,597
Net realized and unrealized gain / loss 5,596
INCREASE IN NET ASSETS FROM OPERATIONS
$ 6,034

T. ROWE PRICE Integrated Global Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 438 $ 439
Net realized gain 999 2,614
Change in net unrealized gain / loss 4,597 (8,515)
Increase (decrease) in net assets from operations 6,034 (5,462)
Distributions to shareholders
Net earnings
Investor Class (464) (2,455)
Advisor Class – (68)
I Class (497) (834)
Decrease in net assets from distributions (961) (3,357)
Capital share transactions
*
Shares sold
Investor Class 3,559 3,636
I Class 9,197 11,727
Distributions reinvested
Investor Class 286 1,434
I Class 469 691
Shares redeemed
Investor Class (2,352) (15,645)
Advisor Class (359) –
I Class (6,673) (816)
Increase in net assets from capital share transactions 4,127 1,027

T. ROWE PRICE Integrated Global Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 9,200 (7,792)
Beginning of period 24,432 32,224
End of period $ 33,632 $ 24,432
*Share information (000s)
Shares sold
Investor Class 239 220
I Class 646 812
Distributions reinvested
Investor Class 18 109
I Class 30 53
Shares redeemed
Investor Class (163) (964)
Advisor Class (25) –
I Class (474) (53)
Increase in shares outstanding 271 177

T. ROWE PRICE Integrated Global Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated Global Equity
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has two classes of shares: the Integrated Global Equity Fund (Investor Class) and the
Integrated Global Equity Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to September 27, 2023, the fund also offered the Integrated Global Equity  Fund–
Advisor Class (Advisor Class) in addition to the Investor and I Classes. Advisor Class shares were sold only through various brokers and other financial intermediaries. The
Advisor Class operated under a Board-approved Rule 12b-1 plan pursuant to which the class compensated financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services. At a meeting held on July 24, 2023, the fund’s Board of Directors approved the termination of the Advisor Class. Effective July 24, 2023, the Advisor Class was no longer available for purchase and was terminated effective
September 27, 2023. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income;
capital gain distributions are reflected as realized gain/loss. Dividend income and

T. ROWE PRICE Integrated Global Equity Fund

capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Integrated Global Equity Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Integrated Global Equity Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of

T. ROWE PRICE Integrated Global Equity Fund

investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 20,794 $ 12,517 $ — $ 33,311
Short-Term Investments 480 — — 480
Securities Lending Collateral 865 — — 865
Total $ 22,139 $ 12,517 $ — $ 34,656

T. ROWE PRICE Integrated Global Equity Fund

stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$839,000; the value of cash collateral and related investments was $865,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $16,006,000 and $12,489,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Integrated Global Equity Fund

Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 467 $ 430
Long-term capital gain 494 2,927
Total distributions $ 961 $ 3,357
($000s)
Cost of investments $ 26,591
Unrealized appreciation $ 8,836
Unrealized depreciation (771)
Net unrealized appreciation (depreciation) $ 8,065
($000s)
Undistributed ordinary income $ 106
Undistributed long-term capital gain 339
Net unrealized appreciation (depreciation) 8,065
Total distributable earnings (loss) $ 8,510

T. ROWE PRICE Integrated Global Equity Fund

these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense

T. ROWE PRICE Integrated Global Equity Fund

ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $907,000 remain subject to repayment by the fund at December 31, 2023.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.74% 1.04% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(155) $(2) $(161)

T. ROWE PRICE Integrated Global Equity Fund

December 31, 2023, expenses incurred pursuant to these service agreements were
$115,000 for Price Associates and $20,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 359,800 shares of the Investor Class, representing 34% of the Investor Class's net assets, and 25,000 shares of the I Class, representing 2% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to less than $1,000.

T. ROWE PRICE Integrated Global Equity Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Integrated Global Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Integrated Equity Funds, Inc.
(formerly T. Rowe Price Quantitative Management Funds, Inc.) and Shareholders
of T. Rowe Price Integrated Global Equity Fund (formerly T. Rowe Price QM
Global Equity Fund)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Integrated Global Equity Fund (formerly
T. Rowe Price QM Global Equity Fund) (one of the funds constituting T. Rowe Price
Integrated Equity Funds, Inc. (formerly T. Rowe Price Quantitative Management Funds,
Inc.), referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended
December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31,
2023 and the financial highlights for each of the five years in the period ended December
31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Integrated Global Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Integrated Global Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $548,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $525,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $206,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Integrated Global Equity Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Integrated Global Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Integrated Global Equity Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Integrated Global Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Integrated Global Equity Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Integrated Global Equity Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Integrated Equity Funds,
Inc.  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
David Corris (1975)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Head of Disciplined Equities
and Portfolio Manager, Bank of Montreal Global
Asset Management (to 2021)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Integrated Global Equity Fund

Name (Year of Birth)
Position Held With Integrated Equity Funds,
Inc.  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Prashant G. Jeyaganesh (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vidya Kadiyam, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Rinald Murataj, Ph.D. (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sudhir Nanda, Ph.D., CFA (1959)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Jordan S. Pryor (1991)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Peter Stournaras (1973)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Chief
Portfolio Strategist, JP Morgan Private Bank (to
2020); Private Consultant and Advisor, Pteleos
Consulting (to 2018)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282413 F203-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$25,925	$24,353
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024